Fair Value Disclosures - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Securities available for sale	$ 559,182	$ 679,350
Loans held for sale, carried at fair value	$ 7,643	$ 12,063	$ 26,518
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities
U.S. agency
Assets
Securities available for sale	$ 8,159	$ 9,507
U.S. agency residential mortgage-backed
Assets
Securities available for sale	71,137	81,217
U.S. agency commercial mortgage-backed
Assets
Securities available for sale	11,641	12,297
Private label mortgage-backed
Assets
Securities available for sale	70,035	86,469
Other asset backed
Assets
Securities available for sale	38,516	112,931
Obligations of states and political subdivisions
Assets
Securities available for sale	288,791	302,737
Corporate
Assets
Securities available for sale	69,921	73,250
Trust preferred
Assets
Securities available for sale	982	942
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Assets
Securities available for sale	559,182	679,350
Derivative financial instruments	37,059	38,683
Liabilities
Derivatives	18,623	21,835
Significant Un- observable Inputs (Level 3)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Recurring
Assets
Loans held for sale, carried at fair value	7,643	12,063
Capitalized mortgage loan servicing rights	46,796	42,243
Derivative financial instruments	37,059	38,683
Liabilities
Derivatives	18,623	21,835
Recurring | U.S. agency
Assets
Securities available for sale	8,159	9,507
Recurring | U.S. agency residential mortgage-backed
Assets
Securities available for sale	71,137	81,217
Recurring | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	11,641	12,297
Recurring | Private label mortgage-backed
Assets
Securities available for sale	70,035	86,469
Recurring | Other asset backed
Assets
Securities available for sale	38,516	112,931
Recurring | Obligations of states and political subdivisions
Assets
Securities available for sale	288,791	302,737
Recurring | Corporate
Assets
Securities available for sale	69,921	73,250
Recurring | Trust preferred
Assets
Securities available for sale	982	942
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other asset backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Trust preferred
Assets
Securities available for sale	0	0
Recurring | Significant Other Observable Inputs (Level 2)
Assets
Loans held for sale, carried at fair value	7,643	12,063
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	37,059	38,683
Liabilities
Derivatives	18,623	21,835
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency
Assets
Securities available for sale	8,159	9,507
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	71,137	81,217
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	11,641	12,297
Recurring | Significant Other Observable Inputs (Level 2) | Private label mortgage-backed
Assets
Securities available for sale	70,035	86,469
Recurring | Significant Other Observable Inputs (Level 2) | Other asset backed
Assets
Securities available for sale	38,516	112,931
Recurring | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets
Securities available for sale	288,791	302,737
Recurring | Significant Other Observable Inputs (Level 2) | Corporate
Assets
Securities available for sale	69,921	73,250
Recurring | Significant Other Observable Inputs (Level 2) | Trust preferred
Assets
Securities available for sale	982	942
Recurring | Significant Un- observable Inputs (Level 3)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	46,796	42,243
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Other asset backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Corporate
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Trust preferred
Assets
Securities available for sale	0	0
Nonrecurring | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	4,205	551
Nonrecurring | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	132
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	627	732
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		33
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	170	157
Nonrecurring | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	92	92
Nonrecurring | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	56	192
Nonrecurring | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	172	196
Nonrecurring | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	59	66
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	4,205	551
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	132
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	627	732
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		33
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	170	157
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	92	92
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	56	192
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	172	196
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	$ 59	$ 66